Organization, Nature of Business, Going Concern and Management's Plans	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Notes to Financial Statements
Organization, Nature of Business, Going Concern and Management's Plans

Panex Resources Inc. (‘Panex” or the “Company”) was incorporated in the State of Nevada on May 28, 2004. The Company is considered to be an Exploration Stage Company. The Company’s principal business is the acquisition and exploration of mineral resources.

Going concern and management’s plans:

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. Since its inception on May 28, 2004, the Company has not generated revenue and has incurred net losses.

The Company incurred a net loss of $602,627 for the three months ended November 30, 2014, and a deficit accumulated during the exploration stage of $13,996,852 for the period May 28, 2004 (inception) through November 30, 2014.

Accordingly, it has not generated cash flow from operations and has primarily relied upon advances from shareholders and proceeds from equity financings to fund its operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company has no mineral property interests as of the date of this report. Certain mineral property interests are presently being considered, however it is too early to determine whether they may be considered appropriate for acquisition.

During the next 12 months, management’s objective is to recapitalize Panex, continue to raise new capital and to seek new investment opportunities in the mineral sector. Management believes that its worldwide industry contacts will make it possible to identify and assess new projects for acquisition purposes.

Panex is seeking a viable business opportunity through acquisition, merger or other suitable business combination method, with a focus on undervalued mineral properties for eventual acquisition. Panex intends to concentrate its acquisition efforts on mineral properties or mineral exploration businesses that management believes to be undervalued or that management believes may realize a substantial benefit from being publicly owned. Panex will continue to identify and assess undervalued mineral properties when capital raisings are completed. A small number of mineral properties are presently being reviewed, but it is too early to say whether they may be considered appropriate for acquisition.

The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts or classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

Panex Resources Inc. (‘Panex” or the “Company”) was incorporated in the State of Nevada on May 28, 2004. The Company is considered to be an Exploration Stage Company. The Company’s principal business is the acquisition and exploration of mineral resources.

Going concern and management’s plans:

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.  Since its inception on May 28, 2004, the Company has not generated revenue and has incurred net losses.

The Company generated income of $218,825 for the year ended August 31, 2014, and a deficit accumulated during the exploration stage of $13,394,226 for the period May 28, 2004 (inception) through August 31, 2014.

Accordingly, it has not generated cash flow from operations and has primarily relied upon advances from shareholders and proceeds from equity financings to fund its operations.  These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company has no mineral property interests as of the date of this report.  Certain mineral property interests are presently being considered, however it is too early to determine whether they may be considered appropriate for acquisition.

During the next 12 months, management’s objective is to recapitalize Panex, continue to raise new capital and to seek new investment opportunities in the mineral sector.  Management believes that its worldwide industry contacts will make it possible to identify and assess new projects for acquisition purposes.

Panex is seeking a viable business opportunity through acquisition, merger or other suitable business combination method, with a focus on undervalued mineral properties for eventual acquisition.  Panex intends to concentrate its acquisition efforts on mineral properties or mineral exploration businesses that management believes to be undervalued or that management believes may realize a substantial benefit from being publicly owned.  Panex will continue to identify and assess undervalued mineral properties when capital raisings are completed.  A small number of mineral properties are presently being reviewed, but it is too early to say whether they may be considered appropriate for acquisition.

The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts or classification of liabilities that may result from the possible inability of the Company to continue as a going concern.